Deferred revenue (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contract liabilities [abstract]
Deferred revenue	R$ 42,794	R$ 59,248
Current liabilities	36,360	40,053
Noncurrent liabilities	6,434	19,195
Services
Contract liabilities [abstract]
Deferred revenue	18,457	8,902
Royalties
Contract liabilities [abstract]
Deferred revenue	R$ 24,337	R$ 50,346